Regulatory Assets and Liabilities - Assets and Liabilities (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2021 USD ($)	Jan. 31, 2021	Jan. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 15, 2021 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets					$ 3,620	$ 2,566
NMGC winter event gas cost recovery
Public Utilities, General Disclosures [Line Items]
Regulatory Assets					$ 69	$ 117
GBPC | Hurricane | Loss from Catastrophes
Public Utilities, General Disclosures [Line Items]
Storm cost			$ 15
Recovery Period		5 years
GBPC | Steam turbine
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment				$ 21
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Recovery Period				15 years
NMGC
Public Utilities, General Disclosures [Line Items]
Incremental gas cost	$ 108
NMGC | NMGC winter event gas cost recovery
Public Utilities, General Disclosures [Line Items]
Regulatory Assets							$ 108